General	6 Months Ended
Jun. 30, 2018
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	General:

Ability Inc. (the “Company” or “INC”) was incorporated under the laws of the Cayman Islands on September 1, 2015, originally as Cambridge Holdco Corp. as an exempted company. INC was formed as a wholly-owned subsidiary of Cambridge Capital Acquisition Corporation (“Cambridge”), a special purpose acquisition corporation, incorporated under the laws of Delaware on October 1, 2013. On December 23, 2013, Cambridge closed its initial public offering and a simultaneous private placement. On December 23, 2015, upon a merger of Cambridge into INC, with INC surviving the merger and becoming the public entity, INC consummated a business combination whereby it acquired Ability Computer & Software Industries Ltd., an Israeli company (“ACSI”), by way of a share exchange (the “Reverse Merger”), following which ACSI became INC’s subsidiary. Upon the closing of the Reverse Merger, INC’s ordinary shares and warrants began trading on the Nasdaq Capital Market under the symbols “ABIL” and “ABILW”, respectively. INC’s warrants were delisted on April 18, 2016 and since such date have traded on the OTC Pink under the symbol “ABIWF”. On January 12, 2016, INC’s ordinary shares were listed for trading on the Tel Aviv Stock Exchange. The Company, ACSI and Ability Security Systems Ltd. (“ASM”) are jointly defined as the “Group”. On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, the effect of such consolidation was applied retrospectively for all amount of shares, warrants, related par value and others presented in the notes below.

b.	Going concern:

As of June 30, 2018, the Company had an accumulated deficit of $23.7 million, cash and cash equivalents of $150,000, a negative working capital of $6.1 million and a net and comprehensive loss of $5.7 million for the six months ended June 30, 2018. Due to a significant decline in revenues and an increase in legal and professional services fees, the Company has suffered losses from operations, and it has an accumulated deficit that, among other reasons, raises substantial doubt about its ability to continue as a going concern. The Company’s independent registered public accounting firm, in its report on our audited consolidated financial statements for the year ended December 31, 2017 expressed substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon, among other things, cash flow from customers for ongoing projects, Anatoly Hurgin and Alexander Aurovsky (the “Controlling Shareholders”) financial support of the Company, a decrease in litigation costs, the Company’s ability to remain listed on the Nasdaq Capital Market and favorable resolution of the pending lawsuits and SEC investigation.

On July 3, 2018, the Securities and Exchange Commission (the “SEC”) issued Wells notices to the Company and its Controlling Shareholders who are also officers and directors, in connection with the previously disclosed ongoing investigation of the SEC into the transaction with Cambridge, the restatement that occurred in May 2016, and financial and business information. The Wells notice indicated that the Staff of the SEC’s Division of Enforcement has made a preliminary determination to recommend that the SEC authorize the institution of an enforcement action against the Company and its Controlling Shareholders that would allege, among others, violations of Section 17(a) of the Securities Act of 1933, Sections 10(b) and 14(a) of the Securities Exchange Act of 1934. A Wells notice is neither a formal allegation of wrongdoing nor a finding that any violations of law have occurred. Rather, it provides the Company and its Controlling Shareholders with an opportunity to respond to issues raised by the SEC and offer their perspective prior to any SEC decision to institute proceedings. On August 10, 2018, the Company and its Controlling Shareholders made Wells submissions in response to the Wells notices. If enforcement action is initiated, this could result in the Company and Messrs. Hurgin and/or Aurovsky being subject to an injunction and cease and desist order from further violations of the securities laws as well as monetary penalties of disgorgement, pre-judgment interest, a civil penalty, and in the case of its Controlling Shareholders only, a bar from serving as an officer or director.

Management is investing significant marketing efforts in order to generate additional revenues and simultaneously is continuing to decrease its expenses, primarily its legal and professional services fees in order to regain profitability. Additionally, the Company plans to raise capital through the sale of equity securities or debt and settling certain of the lawsuits that are pending.

On February 21, 2018, the Controlling Shareholders executed an irrevocable undertaking (“the Undertaking”) for the benefit of the Group. According to the Undertaking, the Controlling Shareholders agreed to make available to ACSI from March 1, 2018 a $3.0 million line of credit or loan in favor of the Group. The Undertaking provided that the term of the line of credit or loan is to be for a period of no less than six months. The Undertaking further provided that at the end of the term of the line of credit or loan, the Company’ Board of Directors will determine whether repayment of the line of credit or the loan will compromise the ability of the Group to meet its obligations during the twelve months following repayment. The Controlling Shareholders undertook to renew the line of credit or extend the term of the loan on the same terms for an additional period of no less than six months in accordance with a resolution of the Board of Directors with respect to the necessity of the support of the Controlling Shareholders. On April 11, 2018, ACSI obtained a six-month line of credit, secured by Messrs. Hurgin and Aurovsky, from an Israeli commercial bank in the amount of NIS 11 million (approximately $3.1 million), of which NIS 5.5 million ($1.5 million) has been drawn down to date. The line of credit, which is still secured by the Controlling Shareholders, has been extended through April 9, 2019. On amounts drawn under the line of credit, an interest rate in an amount to be determined at the time of draw down shall apply (which is currently 3.0% per annum) in addition to a semi-annual bank commission of NIS 27,500 ($7,900). Subsequently at a meeting of the board of directors on April 23, 2018, it was resolved to amend the terms of the Undertaking to provide that the Company will bear the costs and interest of the line of credit.

On August 16, 2018, the Company issued and sold 728,262 ordinary shares in a registered direct offering at $4.60 per share for aggregate gross proceeds of approximately $3.35 million, or $2.8 million, net of issuance costs. As part of the offering, the Company issued to the placement agent five-year warrants to purchase 54,620 ordinary shares at an exercise price of $5.75 per share.

There is no assurance however, that the Company will be successful in regaining profitability or obtaining the level of financing needed for its operations. If the Company is unsuccessful in generating additional revenue to support its operations or raising additional capital, settling certain lawsuits, delisted from the Nasdaq, or if SEC enforcement action is initiated, the Company may need to further reduce activities, curtail or cease operations.